SCHEDULE OF SHORT-TERM BANK LOANS (Details) (Parenthetical) ¥ in Millions				12 Months Ended
	Aug. 30, 2019 USD ($)	Aug. 30, 2019 CNY (¥)	Aug. 09, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Feb. 06, 2020 USD ($)	Aug. 09, 2019 CNY (¥)
Line of Credit Facility [Line Items]
Proceeds from short term debt				$ 349,771	$ 5,211,000	$ 2,932,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from short term debt	$ 2,500,000
Debt description	The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.	The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Land Use Right [Member]
Line of Credit Facility [Line Items]
Collateral debt	$ 2,100,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Line of Credit Facility [Line Items]
Proceeds from short term debt | ¥		¥ 18
Dongguan Jiasheng Enterprise Co., Ltd [Member] | Line Of Credit Agreement [Member] | Building [Member]
Line of Credit Facility [Line Items]
Collateral debt	$ 8,200,000
Bank of Communications of China [Member]
Line of Credit Facility [Line Items]
Effective interest rate				5.655%	5.655%
Industrial and Commercial Bank of China [Membeer]
Line of Credit Facility [Line Items]
Effective interest rate				5.655%	5.655%
Industrial and Commercial Bank of China [Membeer] | Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt description			The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.345 basis points.
Short term debt			$ 1,700,000
Industrial and Commercial Bank of China [Membeer] | Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | RMB [Member]
Line of Credit Facility [Line Items]
Short term debt | ¥								¥ 12
Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Effective interest rate				4.25%	4.25%
Cathay Bank [Membeer] | Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Line of Credit Facility [Line Items]
Maximum line of credit							$ 1,200,000
Outstanding balance				$ 704,446